Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of earnings per share

	2023	2022	2021
Result for the period (in USD)	858,026,940	203,251,347	(338,777,184)
Weighted average number of ordinary shares	201,901,743	201,747,963	201,677,981
Basic earnings per share (in USD)	4.25	1.01	(1.68)

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	69,982
On issue at December 31, 2022	220,024,713	18,241,181	201,783,532	201,747,963

On issue at January 1, 2023	220,024,713	18,241,181	201,783,532	201,783,532
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(450,465)	450,465	118,211
On issue at December 31, 2023	220,024,713	17,790,716	202,233,997	201,901,743
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2023	2022	2021
Weighted average of ordinary shares outstanding (basic)	201,901,743	201,747,963	201,677,981

Effect of Share-based Payment arrangements	—	246,254	95,259

Weighted average number of ordinary shares (diluted)	201,901,743	201,994,217	201,773,240